Transamerica International Small Cap Value Average Annual Total Returns - Retail Class [Member]		12 Months Ended	19 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.89%		9.47%	8.56%	8.72%
Performance Inception Date	Sep. 28, 2018
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.49%		6.11%		7.94%
I
Prospectus [Line Items]
Average Annual Return, Percent		30.66%		8.48%		8.32%
Performance Inception Date	Jan. 04, 2013
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.34%		7.49%		7.47%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.12%		6.56%		6.63%
I2
Prospectus [Line Items]
Average Annual Return, Percent		30.77%		8.57%		8.42%
Performance Inception Date	Jan. 04, 2013
R6
Prospectus [Line Items]
Average Annual Return, Percent		30.71%	16.43%
Performance Inception Date	May 31, 2024